Risk and sensitivity analysis - UK and Europe, equity securities and investment properties sensitivity (Details) - UK and Europe insurance operations - Non-linked shareholder-backed - Equity securities and investment properties in portfolio - Portfolio value risk - GBP (£)
£ in Millions
	Dec. 31, 2017	Dec. 31, 2016
20% change
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%
Change in pre-tax profit, decrease in assumption	£ (332)	£ (326)
Change in related deferred tax, decrease in assumption	57	66
Net effect on profit and shareholders' equity, decrease in assumption	£ (275)	£ (260)
10% change
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	10.00%	10.00%
Change in pre-tax profit, decrease in assumption	£ (166)	£ (163)
Change in related deferred tax, decrease in assumption	28	33
Net effect on profit and shareholders' equity, decrease in assumption	£ (138)	£ (130)